Stock Based Compensation	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Stock Based Compensation
21.	Share Based Compensation
The Company’s share based compensation consists of share purchase options (Note 20.2), restricted share units (Note 20.3) and performance share units (Note 21.1). The accrued value of share purchase options and restricted share units are reflected as reserves in the shareholder’s equity section of the Company’s balance sheet while the accrued value associated with performance share units is reflected as an accrued liability.

21.1.	Performance Share Units (“PSUs”)
The Company has established a Performance Share Unit Plan (“the PSU plan”) whereby PSUs will be issued to eligible employees as determined by the Company’s Board of Directors or the Company’s Compensation Committee. PSUs issued under the PSU plan entitle the holder to a cash payment at the end of a three year
performance period equal to the number of PSUs granted, multiplied by a performance factor and multiplied by the fair market value of a Wheaton common share on the expiry of the performance period. The performance factor can range from 0% to 200% and is determined by comparing the Company’s total shareholder return to those achieved by various peer companies, the Philadelphia Gold and Silver Index and the price of gold and silver.
Compensation expense for the PSUs is recorded on a straight-line basis over the three year vesting period. The amount of compensation expense is adjusted at the end of each reporting period to reflect (i) the fair value of common shares; (ii) the number of PSUs anticipated to vest; and (iii) the anticipated performance factor.
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2021 to June 30, 2022 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2021	593,150	$29,081

Granted	134,180	-

Accrual related to the fair value of the PSUs outstanding	-	305

Foreign exchange adjustment	-	292

At March 31, 2021	727,330	$29,678

Accrual related to the fair value of the PSUs outstanding	-	6,672

Foreign exchange adjustment	-	198

Paid	(213,820)	(16,929)

At June 30, 2021	513,510	$19,619

Accrual related to the fair value of the PSUs outstanding	-	7,027

Foreign exchange adjustment	-	(341)

At December 31, 2021	513,510	$26,305

Granted	129,140	-

Accrual related to the fair value of the PSUs outstanding	-	8,625

Foreign exchange adjustment	-	307

Forfeited	(3,970)	(65)

At March 31, 2022	638,680	$35,172

Accrual related to the fair value of the PSUs outstanding	-	111

Foreign exchange adjustment	-	(530)

Paid	(184,780)	(18,247)
At June 30, 2022	453,900	$16,506
A summary of the PSUs outstanding at June 30, 2022 is as follows:

Year of Grant	Year of Maturity	Number outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Vesting Period Complete at Jun 30, 2022	PSU Liability at Jun 30, 2022
2019	2022	1,950	$42.40	200%	100%	165
2020	2023	192,600	$40.34	199%	76%	11,823
2021	2024	130,210	$39.87	180%	43%	4,021
2022	2025	129,140	$39.35	100%	10%	497
		453,900				$16,506